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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22705

SSgA Master Trust
(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, MA 02111
(Address of principal executive offices) (Zip code)


Ryan M. Louvar, Esq.
State Street Bank and Trust Company
One Lincoln Street / CPH0326
Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: September 30

Reporting Period: 07/01/2011 - 06/30/2012


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======================= SSgA Global Allocation Portfolio =======================

The SSgA Global Allocation Portfolio did not hold any votable positions during the reporting period and therefore there is no proxy voting record.





======================= SSgA Income Allocation Portfolio =======================

The SSgA Income Allocation Portfolio did not hold any votable positions during the reporting period and therefore there is no proxy voting record.



==================== SSgA Multi-Asset Real Return Portfolio ====================

The SSgA Multi-Asset Real Return Portfolio did not hold any votable positions during the reporting period and therefore there is no proxy voting record.



================================================================================

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The following funds have not commenced operations as of June 30, 2012:

   SSgA Conservative Global Allocation Portfolio
   SSgA Aggressive Global Allocation Portfolio
   Blackstone/GSO Senior Loan Portfolio

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SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SSgA Master Trust
(Registrant)


By: /s/ James Ross
    James Ross
    President
    (Signature and Title)


Date: August 24, 2012


========== END NPX REPORT